Cover	Mar. 11, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 11, 2020
Entity File Number	001-38056
Entity Registrant Name	YEXT, INC.
Entity Central Index Key	0001614178
Entity Tax Identification Number	20-8059722
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1 Madison Ave
Entity Address, Address Line Two	5th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10010
City Area Code	212
Local Phone Number	994-3900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	YEXT
Security Exchange Name	NYSE
Entity Emerging Growth Company	false